Note 25 - Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
25	Trade and other payables

	2017	2016

Trade payables	2,939	2,851
Electricity accrual	5,827	1,685
Audit fee	231	173
Other payables	584	343
Financial liabilities	9,581	5,052
VAT payable and other taxes	-	242
Production and management bonus accrual – Blanket Mine	789	1,156
Other employee benefits	552	123
Leave pay	1,738	1,504
Non-financial liabilities	3,079	3,025
Total	12,660	8,077

The Group’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note
6
and note
27.